VOYA INVESTORS TRUST

Voya Balanced Income Portfolio

Voya U.S. Stock Index Portfolio

VOYA PARTNERS, INC.

Voya International High Dividend Low Volatility Portfolio

(“International HDLV Portfolio”)

VOYA VARIABLE PORTFOLIOS, INC.

Voya Global High Dividend Low Volatility Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

(each an “Index Plus Portfolio” and collectively, the “Index Plus Portfolios”)

Voya Emerging Markets Index Portfolio

Voya International Index Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

(each an “Index Portfolio” and collectively, the “Index Portfolios”)

Supplement dated February 28, 2025

to each Portfolios’ current Prospectus, each dated May 1, 2024, as supplemented

(each a “Prospectus” and collectively, the “Prospectuses”)

Effective February 28, 2025: (1) Vincent Costa, CFA is removed as a portfolio manager for Voya Balanced Income Portfolio, International HDLV Portfolio, and the Index Plus Portfolios; (2) Steven Wetter is removed as a portfolio manager for Voya U.S. Stock Index Portfolio, International HDLV Portfolio, the Index Plus Portfolios, and the Index Portfolios; (3) Justin Montminy, CFA is added as a portfolio manager for Voya Balanced Income Portfolio, International HDLV Portfolio, and the Index Plus Portfolios; and (4) Mark Buccigross is added as a portfolio manager for Voya U.S. Stock Index Portfolio and the Index Portfolios.

Effective immediately, all references to Vincent Costa, CFA as a portfolio manager for Voya Balanced Income Portfolio, International HDLV Portfolio, and the Index Plus Portfolios are removed from the Prospectuses and all references to Steven Wetter as a portfolio manager for Voya U.S. Stock Index Portfolio, International HDLV Portfolio, the Index Plus Portfolios, and the Index Portfolios are removed from the Prospectuses.

Effective immediately, the Prospectuses are revised as follows:

1.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya

Balanced Income Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Justin Montminy, CFA	Barbara Reinhard, CFA
Portfolio Manager (since 02/25)	Portfolio Manager (since 05/23)
1
Brian Timberlake, Ph.D., CFA	Leigh Todd, CFA
Portfolio Manager (since 05/19)	Portfolio Manager (since 10/22)

2.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in International HDLV Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Justin Montminy, CFA	Kai Yee Wong
Portfolio Manager (since 02/25)	Portfolio Manager (since 05/19)

3.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Global High Dividend Low Volatility Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Justin Montminy, CFA	Kai Yee Wong
Portfolio Manager (since 02/25)	Portfolio Manager (since 05/18)

4.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Index

Plus LargeCap Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Justin Montminy, CFA	Kai Yee Wong
Portfolio Manager (since 02/25)	Portfolio Manager (since 02/19)

5.The sub-sections of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Index Plus MidCap Portfolio’s and Voya Index Plus Small Cap Portfolio’s Summary Sections are deleted in their entirety and replaced with the following:

Portfolio Managers
Justin Montminy, CFA	Kai Yee Wong
Portfolio Manager (since 02/25)	Portfolio Manager (since 05/16)

6.The sub-sections of the Prospectuses entitled “Portfolio Management – Portfolio Managers” in Voya U.S. Stock Index Portfolio’s and the Index Portfolios’ Summary Sections are deleted in their entirety and replaced with the following:

Portfolio Managers
Mark Buccigross	Kai Yee Wong
Portfolio Manager (since 02/25)	Portfolio Manager (since 06/13)

7.The table in the sub-section of the Prospectus for Voya Balanced Income Portfolio and Voya U.S. Stock Index Portfolio entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

2

Portfolio Manager	Investment Adviser or	Portfolio	Recent Professional
	Sub-Adviser		Experience
Mark Buccigross	Voya IM	Voya U.S. Stock Index	Mr. Buccigross,
		Portfolio	Portfolio Manager, is on
the quantitative equity
team at Voya IM. Prior
to joining Voya IM, he
worked as an equity
trader at State Street
Global Advisors, where
he was responsible for
supporting U.S., Canada,
and emerging market
portfolio managers
across fundamental
active, active
quantitative, and passive
strategies. Prior to that,
Mr. Buccigross held a
similar position at GE
Asset Management.
Justin Montminy, CFA	Voya IM	Voya Balanced Income	Mr. Montminy, Portfolio
		Portfolio	Manager, for the closed
end equity funds and a
quantitative analyst on
the quantitative equity
team at Voya IM. Prior
to joining Voya IM, he
was a treasury associate
with Citadel LLC,
focusing on repo
financing and cash
management.

8.The table in the sub-section of the Prospectus for International HDLV Portfolio entitled

“Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio Manager	Investment Adviser or	Portfolio	Recent Professional
	Sub-Adviser		Experience
Justin Montminy, CFA	Voya IM	Voya International	Mr. Montminy, Portfolio
		High Dividend Low	Manager, for the closed
		Volatility Portfolio	end equity funds and a
quantitative analyst on
the quantitative equity
team at Voya IM. Prior
to joining Voya IM, he
was a treasury associate
with Citadel LLC,
focusing on repo
3

financing and cash management.

9.The table in the sub-section of the Prospectus for the Index Plus Portfolios entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio Manager	Investment Adviser or	Portfolio	Recent Professional
	Sub-Adviser		Experience
Justin Montminy, CFA	Voya IM	Voya Global High	Mr. Montminy, Portfolio
		Dividend Low	Manager, for the closed
		Volatility Portfolio	end equity funds and a
		Voya Index Plus	quantitative analyst on
		LargeCap Portfolio	the quantitative equity
		Voya Index Plus	team at Voya IM. Prior
		MidCap Portfolio	to joining Voya IM, he
		Voya Index Plus	was a treasury associate
		SmallCap Portfolio	with Citadel LLC,
focusing on repo
financing and cash
management.

10.The table in the sub-section of the Prospectus for the Index Portfolios entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio Manager	Investment Adviser or	Portfolio	Recent Professional
	Sub-Adviser		Experience
Mark Buccigross	Voya IM	Voya Emerging	Mr. Buccigross, Portfolio
		Markets Index Portfolio	Manager, is on the
		Voya International	quantitative equity team
		Index Portfolio	at Voya IM. Prior to
		Voya RussellTM Large	joining Voya IM, he
		Cap Growth Index	worked as an equity
		Portfolio	trader at State Street
		Voya RussellTM Large	Global Advisors, where
		Cap Index Portfolio	he was responsible for
		Voya RussellTM Large	supporting U.S., Canada,
		Cap Value Index	and emerging market
		Portfolio	portfolio managers across
		Voya RussellTM Mid	fundamental active,
		Cap Growth Index	active quantitative, and
		Portfolio	passive strategies. Prior
		Voya RussellTM Mid	to that, Mr. Buccigross
		Cap Index Portfolio	held a similar position at
		Voya RussellTM Small	GE Asset Management.
Cap Index Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4

VOYA INVESTORS TRUST

Voya Balanced Income Portfolio

Voya U.S. Stock Index Portfolio

VOYA PARTNERS, INC.

Voya International High Dividend Low Volatility Portfolio

(“International HDLV Portfolio”)

VOYA VARIABLE PORTFOLIOS, INC.

Voya Global High Dividend Low Volatility Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

(each an “Index Plus Portfolio” and collectively, the “Index Plus Portfolios”)

Voya Emerging Markets Index Portfolio

Voya International Index Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

(each an “Index Portfolio” and collectively, the “Index Portfolios”)

Supplement dated February 28, 2025

to the Portfolios’ current

Statements of Additional Information, each dated May 1, 2024, as supplemented

(each an “SAI” and collectively, the “SAIs”)

Effective February 28, 2025: (1) Vincent Costa, CFA is removed as a portfolio manager for Voya Balanced Income Portfolio, International HDLV Portfolio, and the Index Plus Portfolios; (2) Steven Wetter is removed as a portfolio manager for Voya U.S. Stock Index Portfolio, International HDLV Portfolio, the Index Plus Portfolios, and the Index Portfolios; (3) Justin Montminy, CFA is added as a portfolio manager for Voya Balanced Income Portfolio, International HDLV Portfolio, and the Index Plus Portfolios; and (4) Mark Buccigross is added as a portfolio manager for Voya U.S. Stock Index Portfolio and the Index Portfolios.

Effective immediately, all references to Steven Wetter as a portfolio manager for Voya U.S. Stock Index Portfolio, International HDLV Portfolio, the Index Plus Portfolios, and the Index Portfolios are removed from the SAIs and all references to Vincent Costa, CFA as a portfolio manager for Voya Balanced Income Portfolio, International HDLV Portfolio, and the Index Plus Portfolios are removed from the SAIs.

Effective immediately, the SAIs are revised as follows:

Voya Balanced Income Portfolio and Voya U.S. Stock Index Portfolio

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

1

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total Assets	Number	Total Assets	Number	Total
Portfolio		of		of		of	Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Mark	Voya U.S.	0	$0	0	$0	0	$0
Buccigross4	Stock Index
Portfolio
Justin	Voya	5	$967,170,634	0	$0	0	$0
Montminy,	Balanced
CFA4	Income
Portfolio

4As of December 31, 2024.

2.The line items with respect to Voya Balanced Income Portfolio and Voya U.S. Stock Index Portfolio in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” are deleted in their entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Balanced Income Portfolio	Justin Montminy, CFA;	60% Bloomberg U.S. Aggregate
	Barbara Reinhard, CFA; Brian	Bond Index; 30% Russell 1000®
	Timberlake, Ph.D., CFA; and	Index; 10% MSCI EAFE® Index
Leigh Todd, CFA

Voya U.S. Stock Index Portfolio	Mark Buccigross and Kai Yee	S&P 500® Index
Wong

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio Manager	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
	Sub-Adviser	Portfolio Manager	Shares Owned

Mark Buccigross2	Voya IM	Voya U.S. Stock Index	None
Portfolio
Justin Montminy, CFA2	Voya IM	Voya Balanced Income	None
Portfolio
2 As of December 31, 2024.

International HDLV Portfolio

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

2

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total Assets	Number	Total Assets	Number	Total
Portfolio		of		of		of	Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Justin	Voya	5	$967,170,634	0	$0	0	$0
Montminy,	International
CFA2	High Dividend
Low Volatility
Portfolio

2 As of December 31, 2024.

2.The line item with respect to International HDLV Portfolio in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya International High Dividend Low	Justin Montminy, CFA and Kai Yee Wong	MSCI EAFE® Index
Volatility Portfolio

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of

Securities” is amended to include the following:

Portfolio Manager	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
	Sub-Adviser	Portfolio Manager	Shares Owned

Justin Montminy, CFA2	Voya IM	Voya International High	None
Dividend Low Volatility
Portfolio

2 As of December 31, 2024.

Index Plus Portfolios

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total Assets	Number	Total Assets	Number	Total
Portfolio		of		of		of	Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Justin	Voya Global	5	$967,170,634	0	$0	0	$0
Montminy	High Dividend
, CFA2	Low Volatility
Portfolio
Voya Index Plus
LargeCap
Portfolio
Voya Index Plus
3

MidCap

Portfolio

Voya Index Plus

SmallCap

Portfolio

2As of December 31, 2024.

2.The line items with respect to the Index Plus Portfolios in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” are deleted in their entirety and replaced with the following:

Portfolio	Portfolio Manager				Benchmark

Voya Global High Dividend Low	Justin	Montminy,	CFA	and	MSCI World Value IndexSM
Volatility Portfolio	Kai Yee Wong

Voya Index Plus LargeCap Portfolio	Justin	Montminy,	CFA	and	S&P 500® Index
Kai Yee Wong
Voya Index Plus MidCap Portfolio	Justin	Montminy,	CFA	and	S&P MidCap 400® Index
Kai Yee Wong

Voya Index Plus SmallCap Portfolio	Justin	Montminy,	CFA	and	S&P SmallCap 600® Index
Kai Yee Wong

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio Manager	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
	Sub-Adviser	Portfolio Manager	Shares Owned

Justin Montminy, CFA1	Voya IM	Voya Global High Dividend	None
Low Volatility Portfolio
		Voya Index Plus LargeCap	None
Portfolio
		Voya Index Plus MidCap	None
Portfolio
		Voya Index Plus SmallCap	None
Portfolio
1 As of December 31, 2024.

Index Portfolios

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number of	Total	Number	Total	Number	Total
Portfolio		Accounts	Assets	of	Assets	of	Assets
Manager	Fund(s)			Accounts		Accounts
Mark	Voya Emerging	0	$0	0	$0	0	$0
Buccigross2	Markets Index
4

Portfolio

Voya International

Index Portfolio

Voya RussellTM Large

Cap Growth Index

Portfolio

Voya RussellTM Large

Cap Index Portfolio

Voya RussellTM Large

Cap Value Index

Portfolio

Voya RussellTM Mid

Cap Growth Index

Portfolio

Voya RussellTM Mid

Cap Index Portfolio

Voya RussellTM Small

Cap Index Portfolio

2As of December 31, 2024.

2.The line items with respect to the Index Portfolios in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” are deleted in their entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Emerging Markets Index Portfolio	Mark Buccigross and Kai Yee	MSCI Emerging Markets IndexSM
Wong
Voya International Index Portfolio	Mark Buccigross and Kai Yee	MSCI EAFE® Index
Wong

Voya RussellTM Large Cap Growth Index	Mark Buccigross and Kai Yee	Russell Top 200® Growth Index
Portfolio	Wong

Voya RussellTM Large Cap Index Portfolio	Mark Buccigross and Kai Yee	Russell Top 200® Index
Wong

Voya RussellTM Large Cap Value Index	Mark Buccigross and Kai Yee	Russell Top 200® Value Index
Portfolio	Wong
Voya RussellTM Mid Cap Growth Index	Mark Buccigross and Kai Yee	Russell Midcap® Growth Index
Portfolio	Wong

Voya RussellTM Mid Cap Index Portfolio	Mark Buccigross and Kai Yee	Russell Midcap® Index
Wong

Voya RussellTM Small Cap Index Portfolio	Mark Buccigross and Kai Yee	Russell 2000® Index
Wong

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of

Securities” is amended to include the following:

5

Portfolio Manager	Investment	Fund(s) Managed by the	Dollar Range of Fund
	Adviser or Sub-	Portfolio Manager	Shares Owned
Adviser
Mark Buccigross1	Voya IM	Voya Emerging Markets Index	None
Portfolio
		Voya International Index Portfolio	None

		Voya RussellTM Large Cap Growth	None
Index Portfolio
		Voya RussellTM Large Cap Index	None
Portfolio
		Voya RussellTM Large Cap Value	None
Index Portfolio
		Voya RussellTM Mid Cap Growth	None
Index Portfolio
		Voya RussellTM Mid Cap Index	None
Portfolio
		Voya RussellTM Small Cap Index	None
Portfolio
1 As of December 31, 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

6